Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2022
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Retail	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Six months ended September 30, 2021
Non-interest revenue	¥168,475	¥97,944	¥255,957	¥122,305	¥644,681
Net interest revenue	1,702	(133)	49,489	(28,837)	22,221

Net revenue	170,177	97,811	305,446	93,468	666,902
Non-interest expenses	134,171	37,869	308,834	94,267	575,141

Income before income taxes	¥36,006	¥59,942	¥(3,388)	¥(799)	¥91,761

Six months ended September 30, 2022
Non-interest revenue	¥142,603	¥35,366	¥406,582	¥57,991	¥642,542
Net interest revenue	1,263	(1,616)	(2,096)	(18,443)	(20,892)

Net revenue	143,866	33,750	404,486	39,548	621,650
Non-interest expenses	133,465	39,911	359,025	41,368	573,769

Income (loss) before income taxes	¥10,401	¥(6,161)	¥45,461	¥(1,820)	¥47,881

	Millions of yen
	Retail	Investment Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2021
Non-interest revenue	¥84,395	¥34,244	¥145,187	¥43,590	¥307,416
Net interest revenue	796	85	27,482	(18,781)	9,582

Net revenue	85,191	34,329	172,669	24,809	316,998
Non-interest expenses	68,207	19,300	147,700	65,192	300,399

Income (loss) before income taxes	¥16,984	¥15,029	¥24,969	¥(40,383)	¥16,599

Three months ended September 30, 2022
Non-interest revenue	¥71,977	¥27,058	¥214,413	¥25,325	¥338,773
Net interest revenue	503	(887)	(8,914)	(9,702)	(19,000)

Net revenue	72,480	26,171	205,499	15,623	319,773
Non-interest expenses	66,995	20,618	185,310	13,551	286,474

Income before income taxes	¥5,485	¥5,553	¥20,189	¥2,072	¥33,299

(1)
Non-interest
revenue
and
Non-interest
expense
for the six months ended September 30, 2021 include losses of ¥65,362 million arising from the U.S. Prime Brokerage Event. The losses are reported within
Net gain on trading
in the amount of ¥(56,073) million and in
Non-interest
expenses—Other
in the amount of ¥9,289 million in the consolidated statements of income.

Major components of income (loss) before income taxes in "Other"
The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2021	2022
Net gain (loss) related to economic hedging transactions	¥(381)	¥(9,709)
Realized gain on investments in equity securities held for operating purposes	196	295
Equity in earnings of affiliates	15,188	26,107
Corporate items (1)	(54,838)	(1,475)
Other (2)(3)	39,036	(17,038)

Total	¥(799)	¥(1,820)

	Millions of yen
	Three months ended September 30
	2021	2022
Net gain (loss) related to economic hedging transactions	¥(3,825)	¥98
Realized gain on investments in equity securities held for operating purposes	23	55
Equity in earnings of affiliates	5,571	9,114
Corporate items	(45,566)	4,513
Other (3)	3,414	(11,708)

Total	¥(40,383)	¥2,072

(1)	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
(2)	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.
(3)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes
The table
below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2021	2022
Net revenue	¥666,902	¥621,650
Unrealized gain on investments in equity securities held for operating purposes	5,239	(4,664)

Consolidated net revenue	¥672,141	¥616,986

Non-interest expenses	¥575,141	¥573,769
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥575,141	¥573,769

Income before income taxes	¥91,761	¥47,881
Unrealized gain on investments in equity securities held for operating purposes	5,239	(4,664)

Consolidated income before income taxes	¥97,000	¥43,217

	Millions of yen
	Three months ended September 30
	2021	2022
Net revenue	¥316,998	¥319,773
Unrealized gain on investments in equity securities held for operating purposes	1,868	(1,815)

Consolidated net revenue	¥318,866	¥317,958

Non-interest expenses	¥300,399	¥286,474
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥300,399	¥286,474

Income before income taxes	¥16,599	¥33,299
Unrealized gain on investments in equity securities held for operating purposes	1,868	(1,815)

Consolidated income before income taxes	¥18,467	¥31,484

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2021	2022
Net revenue (1)(2) :
Americas	¥122,906	¥119,139
Europe	66,997	64,064
Asia and Oceania	43,876	41,657

Subtotal	233,779	224,860
Japan	438,362	392,126

Consolidated	¥672,141	¥616,986

Income (loss) before income taxes (2) :
Americas	¥(53,824)	¥(43,011)
Europe	(14,150)	4,505
Asia and Oceania	13,724	23,917

Subtotal	(54,250)	(14,589)
Japan	151,250	57,806

Consolidated	¥97,000	¥43,217

	Millions of yen
	Three months ended September 30
	2021	2022
Net revenue (1) :
Americas	¥84,602	¥75,057
Europe	33,629	35,533
Asia and Oceania	22,715	4,744

Subtotal	140,946	115,334
Japan	177,920	202,624

Consolidated	¥318,866	¥317,958

Income (loss) before income taxes:
Americas	¥(17,225)	¥(21,364)
Europe	(8,863)	6,405
Asia and Oceania	7,103	15,574

Subtotal	(18,985)	615
Japan	37,452	30,869

Consolidated	¥18,467	¥31,484

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event for six months ended September 30, 2021.

	Millions of yen
	March 31, 2022	September 30, 2022
Long-lived assets:
Americas	¥103,045	¥121,343
Europe	53,643	54,048
Asia and Oceania	23,600	22,804

Subtotal	180,288	198,195
Japan	269,135	267,226

Consolidated	¥449,423	¥465,421